UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



                                               THE ADVISORS' INNER CIRCLE FUND




   THE STERLING CAPITAL FUNDS
   SEMI-ANNUAL REPORT                                           APRIL 30, 2005

--------------------------------------------------------------------------------

                                         Sterling Capital Small Cap Value Fund
                                                Sterling Capital Balanced Fund



                                    STERLING
                                  CAPITAL FUNDS
                                  -------------




--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statements of Net Assets

     Small Cap Value Fund ..............................................       1

     Balanced Fund .....................................................       5

Statements of Operations ...............................................      14

Statements of Changes in Net Assets

     Small Cap Value Fund ..............................................      15

     Balanced Fund .....................................................      16

Financial Highlights

     Small Cap Value Fund ..............................................      17

     Balanced Fund .....................................................      18

Notes to Financial Statements ..........................................      19

Disclosure of Fund Expenses ............................................      24

Approval of Investment Advisory Agreements .............................      26
--------------------------------------------------------------------------------




The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-450-3722; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.] 24.0% Financials
20.9% Consumer Discretionary
15.2% Information Technology
12.2% Technology
10.0% Materials & Processing
 8.2% Industrials
 3.8% Consumer Staples
 2.2% Health Care
 1.9% Energy
 1.6% Cash Equivalents
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 100.3%
--------------------------------------------------------------------------------

                                                                      MARKET
                                                       SHARES          VALUE
                                                    ------------   -------------

CONSUMER DISCRETIONARY -- 21.3%
   Bandag ..........................................      20,700   $    899,208
   Bandag, Cl A ....................................      72,725      2,807,185
   Big Lots* .......................................     313,300      3,189,394
   Callaway Golf ...................................     525,325      5,663,003
   Catalina Marketing ..............................     228,050      5,302,163
   Champion Enterprises* ...........................     849,175      8,016,212
   Exide Technologies* .............................     381,750      3,970,200
   Fleetwood Enterprises* ..........................     414,300      3,165,252
   Kellwood ........................................     127,700      3,261,458
   Pier 1 Imports ..................................     135,500      1,967,460
   Speedway Motorsports ............................     257,950      8,847,685
                                                                   ------------
                                                                     47,089,220
                                                                   ------------
CONSUMER STAPLES -- 3.9%
   Blyth ...........................................     189,875      5,204,474
   FTI Consulting* .................................     152,700      3,371,616
                                                                   ------------
                                                                      8,576,090
                                                                   ------------
ENERGY -- 1.9%
   Oceaneering International* ......................     131,950      4,329,279
                                                                   ------------
FINANCIALS -- 24.5%
   Avatar Holdings* ................................     102,100      4,956,955
   Commercial Federal ..............................     205,000      5,352,550
   Danielson Holdings* .............................      77,800      1,117,208
   First Financial Bancorp .........................      78,225      1,352,510
   Horace Mann Educators ...........................     233,400      3,823,092


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
                                                       SHARES          VALUE
                                                    ------------   -------------

FINANCIALS -- CONTINUED
   Infinity Property & Casualty ....................     198,300   $  6,434,835
   Investment Technology Group* ....................     366,025      6,958,135
   Origen Financial ................................      19,300        140,697
   Phoenix .........................................     496,400      5,624,212
   Post Properties .................................     112,100      3,652,218
   Provident Financial Services ....................     116,650      1,981,884
   Raymond James Financial .........................     117,050      3,156,839
   UMB Financial ...................................      66,225      3,584,759
   Waddell & Reed Financial ........................     342,940      5,970,585
                                                                   ------------
                                                                     54,106,479
                                                                   ------------
HEALTH CARE -- 2.3%
   King Pharmaceuticals* ...........................     174,775      1,398,200
   Odyssey HealthCare* .............................     143,300      1,637,919
   QLT* ............................................     183,000      1,961,760
                                                                   ------------
                                                                      4,997,879
                                                                   ------------
INDUSTRIALS -- 8.4%
   Brink's .........................................     186,650      6,021,329
   Crane ...........................................     217,200      5,560,320
   DeVry* ..........................................     178,700      4,074,360
   Tetra Tech* .....................................     274,344      2,905,303
                                                                   ------------
                                                                     18,561,312
                                                                   ------------
INFORMATION TECHNOLOGY -- 15.4%
   Cabot Microelectronics* .........................     139,700      4,021,963
   Commonwealth Telephone Enterprises* .............     170,000      7,898,200
   CSG Systems International* ......................     489,200      8,409,348
   Earthlink* ......................................     621,575      5,706,059
   Electronics for Imaging* ........................     227,600      3,737,192
   Gartner, Cl A* ..................................     427,600      3,608,944
   Gartner, Cl B* ..................................      89,200        749,280
                                                                   ------------
                                                                     34,130,986
                                                                   ------------
MATERIALS & PROCESSING -- 10.2%
   Acuity Brands ...................................     374,250      8,948,317
   Delta & Pine Land ...............................     385,025      9,702,630
   Tredegar ........................................     238,425      3,876,791
                                                                   ------------
                                                                     22,527,738
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
                                                       SHARES          VALUE
                                                    ------------   -------------

TECHNOLOGY -- 12.4%
   Axcelis Technologies* ...........................     522,750   $  3,246,277
   Belden CDT ......................................     214,225      3,928,887
   Black Box .......................................     159,600      5,190,192
   Dendrite International* .........................     491,875      7,584,713
   Keane* ..........................................     291,800      3,472,420
   Polycom* ........................................     191,900      2,928,394
   Varian Semiconductor Equipment Associates* ......      30,100      1,122,429
                                                                   ------------
                                                                     27,473,312
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $211,329,021) ..........................                221,792,295
                                                                   ------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.6%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                    ------------
   Morgan Stanley Dean Witter
      2.500%, dated 04/29/05, to be repurchased
      on 05/02/05, repurchase price $3,477,409
      (collateralized by a U.S. Treasury Bond,
      par value $2,746,775, 3.625%, 01/15/08;
      with a total market value $3,546,287) ........  $3,476,684      3,476,684
                                                                   ------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $3,476,684) ............................                  3,476,684
                                                                   ------------
   TOTAL INVESTMENTS -- 101.9%
      (Cost $214,805,705) ..........................                225,268,979
                                                                   ------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (1.9%)
--------------------------------------------------------------------------------
   Payable for Fund Shares Redeemed ................                 (2,945,378)
   Payable for Investment Securities Purchased .....                 (1,570,785)
   Payable for Investment Advisory Fees ............                   (162,671)
   Payable for Administration Fees .................                    (28,709)
   Trustees' Fees Payable ..........................                       (704)
   Other Assets and Liabilities, Net ...............                    495,018
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                 (4,213,229)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ......................               $221,055,750
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   -------------

   Portfolio Shares
      (unlimited authorization -- no par value) .............      $194,592,209
   Distributions in excess of net investment income..........          (470,518)
   Accumulated net realized gain on investments .............        16,470,785
   Net unrealized appreciation on investments ...............        10,463,274
                                                                   ------------
   TOTAL NET ASSETS .........................................      $221,055,750
                                                                   ============
   Net Asset Value, Offering and Redemption Price Per Share
       ($221,055,750 / 13,705,743 Shares) ...................            $16.13
                                                                   ============

     *  NON-INCOME PRODUCING SECURITY.
    CL  CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.] 25.5% Financials
16.4% U.S. Government & Agency Securities
10.5% Consumer Discretionary
 6.3% Industrials
 6.1% Telecommunications Services
 5.8% Home Equity Loans
 5.5% Energy
 5.0% Utilities
 4.2% Information Technology
 3.1% U.S. Treasury Obligations
 2.9% Materials
 2.5% Pharmaceuticals
 1.9% Cash Equivalents
 1.8% Health Care
 1.7% Consumer Staples
 0.8% Government Agencies
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 61.6%
--------------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
                                                         --------   ------------

CONSUMER DISCRETIONARY -- 10.5%
   Altria Group .......................................     3,400   $   220,966
   Black & Decker .....................................     4,675       390,970
   Comcast Special, Cl A* .............................     8,075       256,220
   Comcast, Cl A* .....................................     8,907       286,004
   Energizer Holdings* ................................     7,325       417,305
   Fortune Brands .....................................     2,050       173,389
   Marriott International, Cl A .......................     5,000       313,750
   McDonald's .........................................    14,900       436,719
   Target .............................................     6,100       283,101
   Tribune ............................................     5,125       197,825
   Tyco International .................................    21,250       665,338
   Walt Disney ........................................     9,000       237,600
                                                                    -----------
                                                                      3,879,187
                                                                    -----------
CONSUMER STAPLES -- 1.7%
   Time Warner* .......................................    18,075       303,841
   Viacom, Cl B .......................................     9,775       338,410
                                                                    -----------
                                                                        642,251
                                                                    -----------
ENERGY -- 5.5%
   ChevronTexaco ......................................    10,505       546,260
   Marathon Oil .......................................    13,475       627,531


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
                                                         --------   ------------

ENERGY -- CONTINUED
   Royal Dutch Petroleum* .............................     8,625   $   502,406
   Schlumberger .......................................     5,125       350,601
                                                                    -----------
                                                                      2,026,798
                                                                    -----------
FINANCIALS -- 20.1%
   Allstate ...........................................     6,225       349,596
   American International Group .......................    10,150       516,127
   Bank of America ....................................    17,830       803,063
   Citigroup ..........................................    18,891       887,121
   Freddie Mac ........................................     5,975       367,582
   Goldman Sachs Group ................................     2,700       288,333
   JPMorgan Chase .....................................    21,799       773,647
   Keycorp ............................................    16,400       543,824
   Merrill Lynch ......................................     6,600       355,938
   Metlife ............................................     9,775       380,247
   Morgan Stanley .....................................     7,325       385,442
   St. Paul Travelers .................................    11,555       413,669
   Wachovia ...........................................    15,575       797,129
   Wells Fargo ........................................     9,775       585,914
                                                                    -----------
                                                                      7,447,632
                                                                    -----------
HEALTH CARE -- 1.8%
   Abbott Laboratories ................................     4,725       232,281
   Baxter International ...............................     4,300       159,530
   Hospira* ...........................................       485        16,272
   WellPoint* .........................................     1,950       249,112
                                                                    -----------
                                                                        657,195
                                                                    -----------
INDUSTRIALS -- 3.5%
   First Data .........................................     5,025       191,101
   Honeywell International ............................    19,800       708,048
   Illinois Tool Works ................................     5,000       419,100
                                                                    -----------
                                                                      1,318,249
                                                                    -----------
INFORMATION TECHNOLOGY -- 4.2%
   Applied Materials* .................................    19,275       286,620
   EMC Corp* ..........................................    13,025       170,888
   Freescale Semiconductor* ...........................    11,299       213,099
   Hewlett-Packard ....................................    21,566       441,456
   Texas Instruments ..................................    12,950       323,232


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
                                                         --------   ------------

INFORMATION TECHNOLOGY -- CONTINUED
   Unisys* ............................................    17,325   $   112,439
                                                                    -----------
                                                                      1,547,734
                                                                    -----------
MATERIALS -- 2.9%
   Alcoa ..............................................     6,600       191,532
   Dover ..............................................     5,575       202,707
   Praxair ............................................     6,950       325,468
   Thermo Electron* ...................................     7,075       176,733
   Weyerhaeuser .......................................     2,450       168,095
                                                                    -----------
                                                                      1,064,535
                                                                    -----------
PHARMACEUTICALS -- 2.5%
   Pfizer .............................................    34,450       936,006
                                                                    -----------
TELECOMMUNICATION SERVICES -- 4.4%
   Alltel .............................................     6,075       346,032
   AT&T ...............................................     4,785        91,537
   Motorola ...........................................    23,950       367,393
   SBC Communications .................................    15,760       375,088
   Verizon Communications .............................    13,000       465,400
                                                                    -----------
                                                                      1,645,450
                                                                    -----------
UTILITIES -- 4.5%
   Duke Energy ........................................    14,775       431,283
   Exelon .............................................    13,780       682,110
   Southern ...........................................    16,375       539,556
                                                                    -----------
                                                                      1,652,949
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $20,325,496) ..............................              22,817,986
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- 16.3%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT
                                                         --------
FHLB -- 1.0%
      4.500%, 02/18/15 ................................  $150,000       149,025
      3.750%, 08/15/08 ................................   110,000       108,804
      3.250%, 09/28/06 ................................   115,000       114,924
                                                                    -----------
                                                                        372,753
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE        MARKET
                                                          AMOUNT       VALUE
                                                         --------   ------------

FHLMC -- 4.3%
      6.000%, 07/01/34 ................................  $ 74,471   $    76,486
      5.500%, 12/01/34 ................................   239,739       242,553
      5.500%, 02/01/35 ................................   139,522       141,164
      5.500%, 03/01/35 ................................   151,926       153,714
      5.000%, 11/01/34 ................................   282,556       279,954
      4.500%, 01/15/15 ................................   145,000       144,140
      4.500%, 12/01/34 ................................   137,900       133,118
      3.050%, 01/19/07 ................................   290,000       286,137
   FHLMC, MTN(A)
      3.000%, 02/25/08 ................................   140,000       139,584
                                                                    -----------
                                                                      1,596,850
                                                                    -----------
FNMA -- 2.3%
      6.000%, 01/01/19 ................................   218,866       226,923
      5.500%, 02/01/34 ................................   476,933       482,059
      3.750%, 05/17/07 ................................   153,000       152,301
                                                                    -----------
                                                                        861,283
                                                                    -----------
GNMA -- 1.4%
      5.000%, 07/15/33 ................................   360,265       360,236
      5.000%, 12/15/34 ................................   141,356       141,274
                                                                    -----------
                                                                        501,510
                                                                    -----------
MORTGAGE-BACKED SECURITIES -- 7.3%
   Fannie Mae Pool #781744
      5.500%, 09/01/34 ................................   315,407       318,618
   Freddie Mac (Gold) Pool #A15596
      5.000%, 11/01/33 ................................   264,900       263,036
   Freddie Mac (Gold) Pool #A16907
      7.000%, 12/01/33 ................................     8,482         8,951
   Freddie Mac (Gold) Pool #A19091
      6.000%, 01/01/34 ................................   117,868       121,056
   Freddie Mac (Gold) Pool #A24888
      6.000%, 07/01/34 ................................   642,493       659,872
   Freddie Mac (Gold) Pool #A25200
      6.000%, 05/01/34 ................................   156,405       160,636
   Freddie Mac (Gold) Pool #B13305
      4.500%, 04/01/19 ................................   349,719       346,536


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE        MARKET
                                                          AMOUNT       VALUE
                                                         --------   ------------

MORTGAGE-BACKED SECURITIES -- CONTINUED
   Freddie Mac (Gold) Pool #B16393
      5.500%, 09/01/19 ................................  $ 82,038   $    84,067
   Freddie Mac (Gold) Pool #C01120
      7.000%, 01/01/31 ................................    15,211        16,071
   Freddie Mac (Gold) Pool #E89543
      6.500%, 05/01/17 ................................    49,138        51,179
   Freddie Mac Pool #555212
      7.000%, 10/01/32 ................................    63,323        66,943
   Freddie Mac Pool #659940
      7.000%, 07/01/32 ................................    46,619        49,257
   Freddie Mac Pool #675969
      7.500%, 08/01/31 ................................   169,668       181,944
   Freddie Mac Pool #731521
      5.000%, 07/01/18 ................................   200,657       202,360
   Freddie Mac Pool #738748
      6.500%, 09/01/33 ................................    80,823        84,078
   Freddie Mac Pool #754814
      6.500%, 02/01/34 ................................    36,674        38,206
   Freddie Mac Pool #767411
      6.500%, 01/01/34 ................................    55,456        57,772
                                                                    -----------
                                                                      2,710,582
                                                                    -----------
   TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
      (Cost $6,074,190) ...............................               6,042,978
                                                                    -----------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- 10.9%
--------------------------------------------------------------------------------
BANKS -- 0.2%
   Bank of America
      4.250%, 10/01/10 ................................    70,000        69,382
                                                                    -----------
FINANCIALS -- 5.1%
   Associates Corporation of America
      6.250%, 11/01/08 ................................   126,000       134,190
   CIT Group
      5.000%, 02/13/14 ................................   213,000       211,956
   CIT Group, MTN
      2.994%, 02/15/07 ................................   145,000       145,275


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE        MARKET
                                                          AMOUNT       VALUE
                                                         --------   ------------

FINANCIALS -- CONTINUED
   General Electric Capital, Ser A, MTN
      3.110%, 06/22/07 ................................  $100,000   $   100,092
   Goldman Sachs Group
      4.125%, 01/15/08 ................................    75,000        74,827
   Goldman Sachs Group, MTN
      3.245%, 10/05/07 ................................   140,000       139,960
   Household Finance
      4.750%, 07/15/13 ................................   180,000       178,019
      3.080%, 11/16/09 ................................   165,000       165,698
   Lehman Brothers Holdings, Ser G, MTN
      4.800%, 03/13/14 ................................   215,000       212,649
   Merrill Lynch
      6.000%, 02/17/09 ................................   122,000       128,558
   Morgan Stanley
      4.250%, 05/15/10 ................................   236,000       231,713
   SLMA, Ser A, MTN
      4.000%, 01/15/09 ................................   177,000       174,843
                                                                    -----------
                                                                      1,897,780
                                                                    -----------
GOVERNMENT AGENCY-- 0.8%
   Freddie Mac
      2.375%, 02/15/07 ................................    90,000        87,685
   Fannie Mae
      2.375%, 02/15/07 ................................   225,000       219,296
                                                                    -----------
                                                                        306,981
                                                                    -----------
INDUSTRIALS -- 2.7%
   General Electric
      5.000%, 02/01/13 ................................   235,000       239,165
   International Paper
      5.850%, 10/30/12 ................................   150,000       155,270
   Motorola
      7.500%, 05/15/25 ................................   287,000       335,431
   Southwest Airlines
      5.250%, 10/01/14 ................................   115,000       113,568
   Weyerhaeuser
      5.950%, 11/01/08 ................................   149,000       156,623
                                                                    -----------
                                                                      1,000,057
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE        MARKET
                                                          AMOUNT       VALUE
                                                         --------   ------------

TELECOMMUNICATION SERVICES -- 1.6%
   America Movil
      5.750%, 01/15/15 ................................  $141,000   $   138,931
   Bellsouth
      5.200%, 09/15/14 ................................   144,000       145,876
      2.919%, 11/15/07 ................................   145,000       145,126
   New Cingular Wireless Services
      8.750%, 03/01/31 ................................   115,000       156,832
                                                                    -----------
                                                                        586,765
                                                                    -----------
UTILITIES -- 0.5%
   American Electric Power, Ser C
      5.375%, 03/15/10 ................................   175,000       180,103
                                                                    -----------
   TOTAL CORPORATE BONDS
      (Cost $4,067,877) ...............................               4,041,068
                                                                    -----------
--------------------------------------------------------------------------------
 HOME EQUITY LOANS -- 5.8%
--------------------------------------------------------------------------------
   American Express Credit Account Master, Ser 2003-2,
      Cl A
      3.064%, 10/15/10 ................................   293,000       293,738
   Asset Backed Securities, Ser 2004 HE3, Cl A3
      3.170%, 06/25/34 ................................   125,706       125,708
   Banc of America Commercial Mortgage, Ser 2004-6,
      Cl A5
      4.811%, 12/10/42 ................................   196,466       196,097
   Bank One Issuance Trust, Ser 2003-A6, Cl A6
      3.064%, 02/15/11 ................................   285,000       285,692
   Bear Stearns Commercial Mortgage Securities,
      Ser 2003-PWR2, Cl A1
      3.432%, 05/11/39 ................................    82,857        81,054
   Chase Funding Mortgage Loan, Ser 2004-2, Cl 2A2
      3.270%, 02/25/34 ................................   190,000       190,312
   Countrywide Asset-Backed Certificates, Ser 2004-10,
      Cl AF2
      3.323%, 05/25/22 ................................   175,802       173,674
   Credit Suisse First Boston Mortgage Trust,
      Ser 2003-CK2, Cl A2
      3.861%, 03/15/36 ................................   163,413       161,409
   Equity One Asset Backed Securities, Ser 2004-3,
      Cl AF3
      4.264%, 07/25/34 ................................   185,372       184,040
   First Horizon Asset Backed Securities Trust,
      Ser 2004-HE2,  Cl A
      3.240%, 02/25/34 ................................   114,831       114,909


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 HOME EQUITY LOANS --  CONTINUED
--------------------------------------------------------------------------------

                                                           FACE        MARKET
                                                          AMOUNT       VALUE
                                                         --------   ------------

   Residential Asset Mortgage Products, Ser 2003-RZ5,
      Cl A3
      3.800%, 07/25/30 ................................  $151,381   $   150,927
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2004-C11, Cl A1
      3.333%, 01/15/41 ................................   114,421       112,423
   Wells Fargo Financial Owner Trust, Ser 2004-3, Cl B
      3.510%, 02/17/12 ................................    70,903        70,053
                                                                    -----------
   TOTAL HOME EQUITY LOANS
      (Cost $2,127,177)                                               2,140,036
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 3.0%
--------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 2.3%
   U.S. Treasury Bond
      7.250%, 08/15/22 ................................   195,000       256,813
      6.875%, 08/15/25 ................................   125,000       162,002
      6.000%, 02/15/26 ................................   369,000       436,616
                                                                    -----------
                                                                        855,431
                                                                    -----------
U.S. TREASURY INFLATION PROTECTED SECURITY-- 0.7%
   U.S. Treasury Inflation Protected Security
      1.625%, 01/15/15 ................................   277,129       277,897
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,091,578)                                               1,133,328
                                                                    -----------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.9%
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter
      2.500%, dated 04/30/05, to be repurchased
      on 05/02/05, repurchase price $712,770
      (collateralized by a U.S. Treasury Bond,
      par value $562,806, 3.625%, 01/15/08;
      with a total market value $726,888) .............   712,622       712,622
                                                                    -----------
   TOTAL REPURCHASE AGREEMENT
      (Cost $712,622) .................................                 712,622
                                                                    -----------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $34,398,940) ..............................              36,888,018
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.5%
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                    ------------

   Payable for Fund Shares Redeemed ...................             $   (18,309)
   Payable for Investment Advisory Fees ...............                 (17,317)
   Payable for Administration Fees ....................                  (4,590)
   Trustees' Fees Payable .............................                  (1,016)
   Other Assets and Liabilities, Net ..................                 208,214
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                 166,982
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .........................             $37,055,000
                                                                    ===========
--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
   Portfolio Shares
      (unlimited authorization -- no par value) .......             $33,456,710
   Undistributed net investment income ................                  49,915
   Accumulated net realized gain on investments .......               1,059,297
   Net unrealized appreciation on investments .........               2,489,078
                                                                    -----------
   TOTAL NET ASSETS                                                 $37,055,000
                                                                    ===========
   Net Asset Value, Offering and Redemption Price Per
      Share ($37,055,000 / 3,289,529 Shares) ..........                  $11.26
                                                                    ===========
     *  NON-INCOME PRODUCING SECURITY.
   (A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON APRIL 30, 2005.
    CL  CLASS
  FHLB  FEDERAL HOME LOAN BANK
 FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   MTN  MEDIUM TERM NOTE
   SER  SERIES
  SLMA  STUDENT LOAN MARKETING ASSOCIATION



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                                FOR THE SIX MONTHS ENDED
STERLING CAPITAL FUNDS                                APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     SMALL CAP
                                                       VALUE          BALANCED
                                                       FUND             FUND
                                                    -----------     -----------

INVESTMENT INCOME
Dividend Income ................................    $ 1,050,740     $   284,974
Interest Income ................................         60,463         340,403
Less: Foreign Taxes Withheld ...................             --          (2,567)
                                                    -----------     -----------
   TOTAL INVESTMENT INCOME .....................      1,111,203         622,810
                                                    -----------     -----------
EXPENSES
Investment Advisory Fees .......................      1,265,364         143,897
Administration Fees ............................        188,799          28,780
Trustees' Fees .................................          4,203             742
Transfer Agent Fees ............................        230,956          62,367
Professional Fees ..............................         29,653           4,711
Printing Fees ..................................         13,600           2,226
Registration and Filing Fees ...................          9,050           8,701
Custodian Fees .................................          7,926           3,957
Other Expenses .................................          9,731           6,135
                                                    -----------     -----------
TOTAL EXPENSES .................................      1,759,282         261,516
Less:
Waiver of Investment Advisory Fees .............       (177,561)        (48,603)
                                                    -----------     -----------
TOTAL NET EXPENSES .............................      1,581,721         212,913
                                                    -----------     -----------
NET INVESTMENT INCOME (LOSS) ...................       (470,518)        409,897
                                                    -----------     -----------
NET REALIZED GAIN ON INVESTMENTS ...............     16,783,102       1,896,471
NET CHANGE IN UNREALIZED DEPRECIATION
   ON INVESTMENTS ..............................    (23,090,073)     (1,438,425)
                                                    -----------     -----------
NET GAIN (LOSS) ON INVESTMENTS .................     (6,306,971)        458,046
                                                    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................    $(6,777,489)    $   867,943
                                                    ===========     ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                       SIX MONTHS          YEAR
                                                                          ENDED           ENDED
                                                                     APRIL 30, 2005     OCTOBER 31,
                                                                      (UNAUDITED)          2004
                                                                     --------------    ------------
OPERATIONS:
   Net Investment Income (Loss) ...................................   $   (470,518)    $    789,766
   Net Realized Gain ..............................................     16,783,102       23,949,465
   Net Change in Unrealized Appreciation (Depreciation) ...........    (23,090,073)      12,137,026
                                                                      ------------     ------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations ..............................................     (6,777,489)      36,876,257
                                                                      ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..........................................             --       (1,010,974)
   Realized Capital Gains .........................................    (23,526,506)      (6,205,440)
                                                                      ------------     ------------
   Total Dividends and Distributions ..............................    (23,526,506)      (7,216,414)
                                                                      ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................................     28,190,414       61,114,159
   In Lieu of Cash Distributions ..................................     20,508,981        6,414,515
   Redeemed .......................................................    (45,293,867)     (76,935,805)
                                                                      ------------     ------------
   Net Increase (Decrease) in Net Assets from
     Capital Share Transactions ...................................      3,405,528       (9,407,131)
                                                                      ------------     ------------
     Total Increase (Decrease) in Net Assets ......................    (26,898,467)      20,252,712

NET ASSETS:
   Beginning of Period ............................................    247,954,217      227,701,505
                                                                      ------------     ------------
   End of Period (Includes Distributions in Excess of
     Net Investment Income of $(470,518) and $0, respectively) ....   $221,055,750     $247,954,217
                                                                      ============     ============

SHARE TRANSACTIONS:
   Issued .........................................................      1,584,277        3,486,150
   In Lieu of Cash Distributions ..................................      1,173,283          395,129
   Redeemed .......................................................     (2,580,451)      (4,435,383)
                                                                      ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ......................................        177,109         (554,104)
                                                                      ============     ============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                   APRIL 30, 2005     OCTOBER 31,
                                                                     (UNAUDITED)         2004
                                                                   --------------     -----------
OPERATIONS:
   Net Investment Income ........................................    $   409,897      $   663,401
   Net Realized Gain (Loss) .....................................      1,896,471          (28,874)
   Net Change in Unrealized Appreciation (Depreciation) .........     (1,438,425)       3,362,636
                                                                     -----------      -----------
   Net Increase in Net Assets Resulting
     from Operations ............................................        867,943        3,997,163
                                                                     -----------      -----------
DIVIDENDS:
   Net Investment Income ........................................       (393,819)        (697,584)
                                                                     -----------      -----------
   Total Dividends ..............................................       (393,819)        (697,584)
                                                                     -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................      1,306,675        2,729,033
   In Lieu of Cash Distributions ................................        383,321          679,151
   Redeemed .....................................................     (3,724,193)      (4,560,519)
                                                                     -----------      -----------
   Net Decrease in Net Assets from
     Capital Share Transactions .................................     (2,034,197)      (1,152,335)
                                                                     -----------      -----------
     Total Increase (Decrease) in Net Assets ....................     (1,560,073)       2,147,244

NET ASSETS:
   Beginning of Period ..........................................     38,615,073       36,467,829
                                                                     -----------      -----------
   End of Period (Includes Undistributed Net Investment
     Income of $49,915 and $33,837, respectively) ...............    $37,055,000      $38,615,073
                                                                     ===========      ===========
SHARE TRANSACTIONS:
   Issued .......................................................        114,803          255,049
   In Lieu of Cash Distributions ................................         33,637           63,462
   Redeemed .....................................................       (326,799)        (426,925)
                                                                     -----------      -----------
NET DECREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ....................................       (178,359)        (108,414)
                                                                     ===========      ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                   SIX MONTHS
                                     ENDED                      YEARS ENDED OCTOBER 31,
                                 APRIL 30, 2005   -----------------------------------------------------------
                                   (UNAUDITED)      2004          2003       2002        2001(1)       2000
                                   ----------     --------      --------   --------     --------      -------
   Net Asset Value,
     Beginning of Year ............. $  18.33     $  16.17      $  11.75   $  14.00     $  14.65      $ 12.88
                                     --------     --------      --------   --------     --------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income (Loss) ....    (0.03)(2)     0.07         (0.01)     (0.01)        0.09         0.06
   Net Realized and
     Unrealized Gain (Loss) ........    (0.44)(2)     2.61          4.54      (1.30)        0.85         2.16
                                     --------     --------      --------   --------     --------      -------
   Total from Investment
     Operations ....................    (0.47)        2.68          4.53      (1.31)        0.94         2.22
                                     --------     --------      --------   --------     --------      -------
Dividends and Distributions:
   Net Investment Income ...........       --        (0.07)           --         --        (0.08)       (0.07)
   Net Realized Capital Gains ......    (1.73)       (0.45)        (0.11)     (0.94)       (1.51)       (0.38)
                                     --------     --------      --------   --------     --------      -------
   Total Dividends and
     Distributions .................    (1.73)       (0.52)        (0.11)     (0.94)       (1.59)       (0.45)
                                     --------     --------      --------   --------     --------      -------
   Net Asset Value,
     End of Period ................. $  16.13     $  18.33      $  16.17   $  11.75     $  14.00      $ 14.65
                                     ========     ========      ========   ========     ========      =======
TOTAL RETURN+ ......................    (3.29)%      17.03%        38.88%    (10.34)%       6.70%       17.77%
                                     ========     ========      ========   ========     ========      =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) .... $221,056     $247,954      $227,702   $167,698     $110,022      $60,918
Ratio of Expenses to
   Average Net Assets ..............     1.25%        1.25%         1.25%      1.25%        1.25%        1.26%
Ratio of Expenses to Average
   Net Assets (without waivers) ....     1.39%        1.36%         1.35%      1.31%        1.37%        1.26%
Ratio of Net Investment Income
   (Loss) to Average Net Assets ....    (0.37)%       0.33%        (0.10)%    (0.07)%       0.33%        0.42%
Portfolio Turnover Rate ............       22%          41%           46%        24%          62%          98%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL SMALL CAP VALUE FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL SMALL CAP VALUE FUND.
(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                   SIX MONTHS
                                     ENDED                      YEARS ENDED OCTOBER 31,
                                 APRIL 30, 2005   -----------------------------------------------------------
                                   (UNAUDITED)      2004          2003       2002        2001(1)       2000
                                   ----------     --------      --------   --------     --------      -------
   Net Asset Value,
     Beginning of Year .............  $ 11.14      $ 10.20       $  9.11    $ 10.02      $ 11.24      $ 12.13
                                      -------      -------       -------    -------      -------      -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income ...........     0.12(3)      0.20          0.18       0.23         0.25         0.33
   Net Realized and
     Unrealized Gain (Loss) ........     0.12(3)      0.94          1.09      (0.89)       (0.96)        0.21
                                      -------      -------       -------    -------      -------      -------
   Total from Investment
     Operations ....................     0.24         1.14          1.27      (0.66)       (0.71)        0.54
                                      -------      -------       -------    -------      -------      -------
Dividends and Distributions:
   Net Investment Income ...........    (0.12)       (0.20)        (0.18)     (0.23)       (0.27)       (0.35)
   Net Realized Capital Gains ......       --           --            --      (0.02)       (0.24)       (1.08)
                                      -------      -------       -------    -------      -------      -------
     Total Dividends and
     Distributions .................    (0.12)       (0.20)        (0.18)     (0.25)       (0.51)       (1.43)
                                      -------      -------       -------    -------      -------      -------
   Net Asset Value, End of Year ....  $ 11.26      $ 11.14       $ 10.20    $  9.11      $ 10.02      $ 11.24
                                      =======      =======       =======    =======      =======      =======
TOTAL RETURN+ ......................     2.12%       11.24%        14.17%     (6.71)%      (6.60)%       5.28%
                                      =======      =======       =======    =======      =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (000) ......  $37,055      $38,615       $36,468    $32,691      $42,651      $49,503
Ratio of Expenses to
   Average Net Assets ..............     1.11%        1.11%         1.11%      1.02%        1.11%        1.12%
Ratio of Expenses to
   Average Net Assets
   (without waivers) ...............     1.36%        1.27%         1.21%      1.02%        1.27%        1.12%
Ratio of Net Investment
   Income to Average Net Assets ....     2.14%        1.75%         1.97%      2.21%        2.30%        2.88%
Portfolio Turnover  Rate ...........       40%          89%           82%       125%(2)       86%         121%++

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ THE PORTFOLIO TURNOVER RATE WAS HIGHER THAN NORMALLY ANTICIPATED DUE TO INCREASED SHAREHOLDER ACTIVITY WITHIN THE FUND.
(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL BALANCED FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL BALANCED FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL BALANCED FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL BALANCED FUND.
(2) (UNAUDITED) THE TURNOVER IN THE BALANCED FUND ROSE DURING THE LAST SIX MONTHS PRIMARILY DUE TO THE ACTIVE NATURE OF THE FIXED INCOME MANAGEMENT. IN 2002, THE CREDIT MARKETS WERE EXTREMELY VOLATILE DUE TO THE NEGATIVE PUBLICITY ASSOCIATED WITH CORPORATE ACCOUNTING SCANDALS. DURING THIS VOLATILE PERIOD, WE BELIEVED THAT IT WAS VERY IMPORTANT TO PURGE ANY NAMES FROM OUR PORTFOLIOS THAT COULD BE POSSIBLY TAINTED BY ANY NEGATIVE PUBLICITY.
     IN ADDITION WE HAVE BEEN IN THE PROCESS OF SHIFTING OUR YIELD CURVE POSITION FROM A BULLET STRUCTURE TO MORE OF A BARBELL. THIS STRATEGY WILL BE GRADUALLY IMPLEMENTED BUT ALSO INVOLVES INCREASED ACTIVITY IN THE ACCOUNT. WE BELIEVE THAT THE YIELD CURVE WILL FLATTEN IN 2003 AND WE ARE WORKING TO POSITION THE FUND TO TAKE ADVANTAGE OF THIS MOVE.
(3)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Sterling Capital Small Cap Value Fund and the Sterling Capital Balanced Fund (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co., (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

        0.150% on the first $250 million of the Funds average daily net assets 0.125% on the next $250 million of the Funds average daily net assets 0.100% on all Funds average daily net assets over $500 million

The Funds are subject to a minimum annual administration fee of $250,000, allocated by each Funds' average daily net assets. There is also a minimum annual administration fee of $100,000 per additional fund and $20,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Funds.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Sterling Capital Management, LLC (the "Adviser") are parties to an Interim Investment Advisory Agreement dated April 1, 2005, under which the Adviser receives an annual fee equal to 1.00% of the Small Cap Value Fund's average daily net assets and 0.75% of the Balanced Fund's average daily net assets. The Interim Agreement terminates on the earlier of 150 days or upon shareholder approval of the proposed Investment Advisory Agreement. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Funds' total operating expenses to a maximum of 1.25% and 1.11% of average daily net assets of the Small Cap Value and Balanced Funds, respectively. The Adviser, at its sole discretion, reserves the right to terminate this arrangement at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2005, are as follows:

                                                  SMALL CAP        BALANCED
                                                 VALUE FUND          FUND
                                                 -----------       --------
     Purchases
       U.S. Government ......................    $        --     $ 6,306,903
       Other ................................     55,793,603       8,267,175
     Sales
       U.S. Government ......................             --       5,892,141
       Other ................................     68,890,152      11,329,649

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is each Funds intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for pay downs and a distribution reclass.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                       ORDINARY      LONG-TERM
                                        INCOME      CAPITAL GAIN       TOTAL
                                      ----------    -------------   ----------
     Small Cap Value Fund
        2004 .....................    $7,216,414     $       --     $7,216,414
        2003 .....................            --      1,560,439      1,560,439
     Balanced Fund
        2004 .....................       697,584             --        697,584
        2003 .....................       665,631             --        665,631

As of October 31, 2004, the components of Distributable Earnings were as follows:

                                                  SMALL CAP        BALANCED
                                                 VALUE FUND          FUND
                                                ------------     ------------
     Undistributed Ordinary Income ..........    $ 3,794,478       $   33,835
     Undistributed Long-Term
       Capital Gains ........................     19,730,682               --
     Capital Loss Carryforwards .............             --         (744,187)
     Unrealized Appreciation ................     33,242,376        3,834,518
                                                 -----------       ----------
     Total Distributable Earnings ...........    $56,767,536       $3,124,166
                                                 ===========       ==========

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that can be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                               TOTAL CAPITAL
                             EXPIRES     EXPIRES     EXPIRES  LOSS CARRYOVER
                              2012        2011        2010       10/31/04
                            --------    --------    --------  --------------
     Balanced Fund ........ $221,037    $410,697    $112,453     $744,187

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Funds at April 30, 2005, were as follows:

                                       AGGREGATE GROSS    AGGREGATE GROSS
                           FEDERAL       UNREALIZED         UNREALIZED       NET UNREALIZED
                          TAX COST      APPRECIATION       DEPRECIATION       APPRECIATION
                        ------------   ---------------    ---------------    --------------
     Small Cap Value
       Fund ............$215,255,833     $29,802,461       $(19,789,315)       $10,013,146
     Balanced Fund .....  34,398,940       3,837,710         (1,348,632)         2,489,078

8. OTHER:

At April 30, 2005, 49% of total shares outstanding were held by five shareholders of the Small Cap Value Fund and 88% of total shares outstanding were held by two shareholders of the Balanced Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. CHANGE OF CONTROL OF THE ADVISER:

On April 7, 2005, BB&T Corporation ("BB&T") acquired a 70% ownership interest in the Adviser. Sterling now operates as an independently managed subsidiary of BB&T. Other than the change in ownership, the operations of the Adviser, the fees payable and persons responsible for day-to-day investment management of the Funds remain unchanged. This transaction resulted in a change of control of the Adviser and constituted an "assignment" of the old Agreement which terminated automatically upon this assignment. On February 23, 2005, the Board of Trustees on the Advisors' Inner Circle Fund approved a new investment advisory agreement to take affect on shareholder approval. The Board similarly approved an interim agreement, which took effect on April 1, 2005, and which will terminate on the earlier of 150 days or shareholder approval of the proposed Agreement.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
STERLING CAPITAL FUNDS
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
STERLING CAPITAL FUNDS
--------------------------------------------------------------------------------
                            BEGINNING        ENDING                    EXPENSES
                            ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE           VALUE        EXPENSE      DURING
                            10/31/04         4/30/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
STERLING CAPITAL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00        $  967.10       1.25%        $6.10
HYPOTHETICAL 5% RETURN      1,000.00         1,018.60       1.25          6.26
--------------------------------------------------------------------------------
STERLING CAPITAL BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00        $1,021.20       1.11%        $5.56
HYPOTHETICAL 5% RETURN      1,000.00         1,019.29       1.11          5.56
--------------------------------------------------------------------------------
*Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
STERLING CAPITAL FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT:

The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 23, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Funds and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as the Funds grow; and (e) whether fee levels reflect these economies of scale for the benefit of the Funds' investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representatives provided a brief overview of the Adviser's history, representative clients, organizational chart, and the biographies of key personnel, focusing on those persons providing services to the Funds. The representatives also reviewed the Adviser's investment philosophy and strategy it employed in the management of each of the Funds, and reviewed the Funds' asset levels and performance over the past year. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
STERLING CAPITAL FUNDS
--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. The Board considered the Adviser's brokerage practices with respect to the Funds' portfolio transactions. The Board also considered the Adviser's position regarding soft dollar usage, noting that the Adviser had discontinued the use of soft dollars. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Funds.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Funds' performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Funds, in light of the factors described by the Adviser that contributed to the Funds' performance.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Funds was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

                                      NOTES

                                      NOTES

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-450-3722

                                    ADVISER:
                        Sterling Capital Management, LLC
                              Two Morrocroft Centre
                           4064 Colony Road, Suite 300
                               Charlotte, NC 28211

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


    This information must be preceded or accompanied by a current prospectus for the Funds described.


SCM-SA-002-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.